Schedule of Investments (unaudited) March 31, 2024	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.2%
Ampol Ltd.	140,254	$3,638,224
ANZ Group Holdings Ltd.	1,771,464	33,952,052
APA Group	758,001	4,154,596
Aristocrat Leisure Ltd.	342,247	9,583,230
ASX Ltd.	115,332	4,989,602
Aurizon Holdings Ltd.	1,091,501	2,846,037
BHP Group Ltd., Class DI	2,987,765	86,388,079
BlueScope Steel Ltd.	265,647	4,131,636
Brambles Ltd.	813,563	8,562,023
CAR Group Ltd.	208,269	4,895,543
Cochlear Ltd.	38,489	8,464,927
Coles Group Ltd.	781,646	8,628,759
Commonwealth Bank of Australia	988,017	77,499,467
Computershare Ltd.	332,083	5,656,333
Dexus	636,133	3,277,734
EBOS Group Ltd.	91,693	1,875,293
Endeavour Group Ltd./Australia	848,346	3,045,927
Fortescue Ltd.	998,192	16,704,772
Glencore PLC	6,170,036	33,858,417
Goodman Group	1,007,524	22,193,020
GPT Group	1,131,644	3,367,786
IDP Education Ltd.	153,791	1,795,219
Insurance Australia Group Ltd.	1,436,256	5,991,100
Lottery Corp. Ltd.	1,306,938	4,382,954
Macquarie Group Ltd.	216,418	28,151,116
Medibank Pvt Ltd.	1,613,085	3,952,260
Mineral Resources Ltd.	103,596	4,779,737
Mirvac Group	2,322,859	3,570,263
National Australia Bank Ltd.	1,844,357	41,760,065
Northern Star Resources Ltd.	676,144	6,379,798
Orica Ltd.	268,828	3,197,536
Origin Energy Ltd.	1,014,753	6,087,217
Pilbara Minerals Ltd.	1,706,693	4,258,963
Qantas Airways Ltd. (a)	507,327	1,801,082
QBE Insurance Group Ltd.	880,587	10,409,155
Ramsay Health Care Ltd.	107,624	3,962,081
REA Group Ltd.	31,144	3,763,065
Reece Ltd.	132,473	2,425,543
Rio Tinto Ltd.	218,813	17,366,160
Rio Tinto PLC	663,721	41,963,664
Santos Ltd.	1,914,398	9,692,412
Scentre Group	3,060,554	6,759,305
SEEK Ltd.	212,777	3,469,669
Seven Group Holdings Ltd.	96,531	2,565,183
Sonic Healthcare Ltd.	266,902	5,114,586
South32 Ltd.	2,669,100	5,208,299
Stockland	1,403,699	4,435,511
Suncorp Group Ltd.	743,686	7,938,046
Telstra Group Ltd.	2,383,762	5,996,172
Transurban Group	1,820,096	15,789,546
Treasury Wine Estates Ltd.	473,514	3,840,959
Vicinity Ltd.	2,294,316	3,184,587
Washington H Soul Pattinson & Co. Ltd.	137,898	3,018,935
Wesfarmers Ltd.	668,739	29,808,953
Westpac Banking Corp.	2,068,423	35,180,050
WiseTech Global Ltd.	98,330	6,014,147
Woodside Energy Group Ltd.	1,119,217	22,308,646
Woolworths Group Ltd.	720,062	15,564,883

		729,600,324

Security	Shares	Value

Austria — 0.2%
Erste Group Bank AG	201,304	$8,971,653
Mondi PLC	262,334	4,620,567
OMV AG	86,694	4,106,045
Verbund AG	41,313	3,018,328
Voestalpine AG	70,165	1,968,344

		22,684,937

Belgium — 0.8%
Ageas SA/NV	92,894	4,303,369
Anheuser-Busch InBev SA	511,995	31,167,172
D’ieteren Group	12,747	2,826,032
Elia Group SA/NV	17,685	1,909,007
Groupe Bruxelles Lambert NV	54,224	4,099,233
KBC Group NV	146,541	10,986,486
Lotus Bakeries NV	237	2,288,403
Sofina SA	9,127	2,046,723
Syensqo SA (a)	43,264	4,099,503
UCB SA	74,345	9,177,655
Umicore SA	124,587	2,686,044
Warehouses De Pauw CVA	102,776	2,930,637

		78,520,264

Brazil — 0.0%
Yara International ASA	98,072	3,109,773

Chile — 0.1%
Antofagasta PLC	230,197	5,912,840

China — 0.4%
BOC Hong Kong Holdings Ltd.	2,183,034	5,853,345
ESR Group Ltd. (b)(c)	1,349,200	1,445,509
Prosus NV	862,220	26,987,806
SITC International Holdings Co. Ltd. (b)	782,000	1,429,698
Wharf Holdings Ltd.	621,426	2,042,873
Wilmar International Ltd.	1,139,283	2,893,919

		40,653,150

Denmark — 3.6%
AP Moller - Maersk A/S, Class A	1,775	2,274,332
AP Moller - Maersk A/S, Class B	2,422	3,157,909
Carlsberg A/S, Class B	57,624	7,891,323
Coloplast A/S, Class B	80,536	10,873,728
Danske Bank A/S	408,377	12,258,007
Demant A/S (a)	59,692	2,966,892
DSV A/S	103,367	16,802,783
Genmab A/S (a)	38,948	11,677,721
Novo Nordisk A/S, Class B	1,923,592	246,745,609
Novozymes, B Shares	219,923	12,936,201
Orsted A/S (a)(c)	111,472	6,228,923
Pandora A/S	49,629	8,010,416
ROCKWOOL A/S, B Shares	5,549	1,825,761
Tryg A/S	204,418	4,213,939
Vestas Wind Systems A/S (a)	595,266	16,604,111

		364,467,655

Finland — 1.0%
Elisa OYJ	83,946	3,742,595
Fortum OYJ	263,734	3,256,103
Kesko OYJ, Class B	161,193	3,013,344
Kone OYJ, Class B	199,897	9,312,622
Metso OYJ	388,760	4,618,029
Neste OYJ	247,688	6,716,110
Nokia OYJ	3,201,810	11,360,325
Nordea Bank Abp	1,887,248	21,334,743
Orion OYJ, Class B	63,533	2,368,311
Sampo OYJ, A Shares	266,464	11,366,343

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Stora Enso OYJ, Class R	340,602	$4,736,425
UPM-Kymmene OYJ	314,610	10,481,752
Wartsila OYJ Abp	277,275	4,213,891

		96,520,593

France — 10.2%
Accor SA	115,551	5,394,661
Adevinta ASA, Class B (a)(b)	203,396	2,132,037
Aeroports de Paris	20,145	2,762,167
Air Liquide SA	308,719	64,228,536
Airbus SE	349,424	64,373,955
Alstom SA	170,346	2,594,092
Amundi SA (c)	37,025	2,543,128
Arkema SA	35,263	3,712,476
AXA SA	1,058,930	39,768,925
BioMerieux	23,909	2,637,014
BNP Paribas SA	609,303	43,379,251
Bollore SE	436,533	2,916,552
Bouygues SA	111,201	4,539,764
Bureau Veritas SA	172,672	5,272,268
Capgemini SE	95,150	21,895,026
Carrefour SA	345,128	5,920,435
Cie de Saint-Gobain SA	268,658	20,851,542
Cie Generale des Etablissements Michelin SCA	400,016	15,329,955
Covivio SA/France	29,760	1,533,952
Credit Agricole SA	629,802	9,395,339
Danone SA	379,537	24,535,101
Dassault Aviation SA	12,254	2,697,962
Dassault Systemes SE	393,885	17,436,164
Edenred SE	147,120	7,855,429
Eiffage SA	43,571	4,944,965
Engie SA	1,076,608	18,041,088
EssilorLuxottica SA	173,792	39,313,753
Eurazeo SE	25,913	2,270,618
Gecina SA	27,277	2,786,184
Getlink SE	208,012	3,541,695
Hermes International SCA	18,668	47,711,305
Ipsen SA	22,562	2,684,795
Kering SA	43,880	17,380,133
Klepierre SA	126,634	3,277,989
La Francaise des Jeux SAEM, Class A (c)	62,388	2,542,790
Legrand SA	156,251	16,546,467
L’Oreal SA	142,174	67,329,571
LVMH Moet Hennessy Louis Vuitton SE	162,763	146,453,503
Orange SA	1,090,147	12,820,144
Pernod Ricard SA	120,546	19,514,473
Publicis Groupe SA	134,971	14,714,607
Remy Cointreau SA	13,305	1,343,468
Renault SA	112,537	5,678,628
Rexel SA	133,067	3,594,515
Safran SA	201,479	45,629,291
Sartorius Stedim Biotech	17,211	4,909,032
SEB SA	14,642	1,873,336
Societe Generale SA	435,416	11,666,103
Sodexo SA	52,458	4,496,870
Teleperformance SE	34,855	3,385,630
Thales SA	55,810	9,514,508
TotalEnergies SE	1,280,890	88,111,630
Unibail-Rodamco-Westfield (a)	68,975	5,548,780
Veolia Environnement SA	401,043	13,046,657

Security	Shares	Value

France (continued)
Vinci SA	299,255	$38,402,967
Vivendi SE	395,819	4,313,569
Worldline SA/France (a)(c)	136,981	1,694,664

		1,038,789,459

Germany — 8.0%
Adidas AG, Class N	95,491	21,335,428
Allianz SE, Registered Shares	231,111	69,267,916
BASF SE	526,097	30,063,233
Bayer AG, Class N, Registered Shares	579,089	17,734,346
Bayerische Motoren Werke AG	187,968	21,687,519
Bechtle AG	47,563	2,513,905
Beiersdorf AG	59,549	8,670,159
Brenntag SE, Class N	84,770	7,144,500
Carl Zeiss Meditec AG	23,827	2,974,217
Commerzbank AG	623,598	8,570,845
Continental AG, Class A	64,038	4,622,575
Covestro AG (a)(c)	113,729	6,220,971
Daimler Truck Holding AG	314,040	15,913,898
Deutsche Bank AG, Class N, Registered Shares	1,143,982	18,017,993
Deutsche Boerse AG, Class N	111,995	22,935,441
Deutsche Lufthansa AG, Registered Shares (a)	354,187	2,783,665
Deutsche Post AG, Class N, Registered Shares	584,290	25,181,373
Deutsche Telekom AG, Class N, Registered Shares	1,910,522	46,376,940
E.ON SE, Class N	1,323,385	18,424,054
Evonik Industries AG	135,517	2,680,549
Fresenius Medical Care AG	119,640	4,597,125
Fresenius SE & Co. KGaA	247,467	6,673,392
GEA Group AG	97,726	4,131,868
Hannover Rueck SE, Class N	35,302	9,666,616
Heidelberg Materials AG	83,717	9,215,681
Henkel AG & Co. KGaA	61,100	4,402,463
Infineon Technologies AG, Class N	769,774	26,176,573
Knorr-Bremse AG	43,042	3,255,469
LEG Immobilien SE (a)	43,698	3,753,258
Mercedes-Benz Group AG, Class N	472,961	37,665,157
Merck KGaA	75,986	13,399,018
MTU Aero Engines AG, Class N	31,901	8,090,923
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	80,441	39,266,506
Nemetschek SE	34,255	3,390,662
Puma SE	61,710	2,792,763
Rational AG	3,081	2,654,577
Rheinmetall AG (b)	25,755	14,485,149
RWE AG	373,064	12,679,395
SAP SE	615,520	119,853,344
Scout24 SE (c)	43,946	3,310,814
Siemens AG, Class N, Registered Shares	447,981	85,536,982
Siemens Energy AG (a)	305,846	5,613,421
Siemens Healthineers AG (c)	166,225	10,165,913
Symrise AG, Class A	78,369	9,381,619
Talanx AG (a)	37,548	2,974,441
Volkswagen AG	17,728	2,708,093
Vonovia SE	430,027	12,708,058
Zalando SE (a)(c)	134,094	3,834,452

		815,503,259

Hong Kong — 1.6%
AIA Group Ltd.	6,766,083	45,512,552
CK Asset Holdings Ltd.	1,166,589	4,807,132
CK Infrastructure Holdings Ltd.	373,844	2,189,555

2

Schedule of Investments (unaudited) (continued) March 31, 2024	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
CLP Holdings Ltd.	973,261	$7,762,965
Futu Holdings Ltd., ADR (a)(b)	33,195	1,797,509
Hang Lung Properties Ltd.	1,016,565	1,045,381
Hang Seng Bank Ltd.	453,248	4,968,368
Henderson Land Development Co. Ltd.	861,774	2,460,930
HKT Trust & HKT Ltd., Class SS	2,252,417	2,628,092
Hong Kong & China Gas Co. Ltd.	6,651,383	5,041,524
Hong Kong Exchanges & Clearing Ltd.	660,743	19,252,897
Hongkong Land Holdings Ltd.	659,793	2,025,887
Jardine Matheson Holdings Ltd.	95,486	3,561,777
Link REIT	1,529,191	6,585,327
MTR Corp. Ltd.	911,033	3,010,006
Power Assets Holdings Ltd.	827,118	4,845,755
Prudential PLC	1,622,881	15,220,302
Sino Land Co. Ltd.	2,169,975	2,255,953
Sun Hung Kai Properties Ltd.	854,588	8,255,047
Swire Pacific Ltd., Class A	259,200	2,133,830
Swire Properties Ltd.	692,336	1,456,278
Techtronic Industries Co., Ltd.	805,631	10,946,801
WH Group Ltd. (c)	4,922,607	3,249,316
Wharf Real Estate Investment Co. Ltd.	1,011,245	3,292,515

		164,305,699

Ireland — 0.4%
AerCap Holdings NV (a)	118,015	10,256,684
AIB Group PLC	937,116	4,757,210
Bank of Ireland Group PLC	614,560	6,271,628
Kerry Group PLC, Class A	93,329	7,996,990
Kingspan Group PLC (a)	91,216	8,307,623
Smurfit Kappa Group PLC	152,832	6,968,501

		44,558,636

Israel — 0.6%
Azrieli Group Ltd.	24,689	1,781,459
Bank Hapoalim BM	738,891	6,924,473
Bank Leumi Le-Israel BM	898,416	7,468,070
Check Point Software Technologies Ltd. (a)	55,302	9,070,081
Elbit Systems Ltd.	16,143	3,371,493
Global-e Online Ltd. (a)	52,429	1,905,794
ICL Group Ltd.	456,195	2,417,753
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	725,409	3,751,529
Mizrahi Tefahot Bank Ltd.	90,844	3,405,711
Nice Ltd. (a)	37,537	9,768,664
Teva Pharmaceutical Industries Ltd., ADR (a)	663,964	9,368,532
Wix.com Ltd. (a)	31,792	4,370,764

		63,604,326

Italy — 2.4%
Amplifon SpA	74,287	2,707,958
Assicurazioni Generali SpA	598,746	15,156,304
Banco BPM SpA	724,437	4,819,878
Coca-Cola HBC AG, Class DI	132,118	4,174,964
Davide Campari-Milano NV	369,959	3,718,075
DiaSorin SpA	13,771	1,328,967
Enel SpA	4,794,194	31,648,850
Eni SpA	1,294,656	20,499,622
Ferrari NV	74,300	32,397,428
FinecoBank Banca Fineco SpA	364,355	5,456,868
Infrastrutture Wireless Italiane SpA (c)	199,968	2,269,229
Intesa Sanpaolo SpA	8,629,374	31,329,234
Leonardo SpA	162,718	4,088,068
Mediobanca Banca di Credito Finanziario SpA	327,401	4,878,754

Security	Shares	Value

Italy (continued)
Moncler SpA	122,307	$9,126,637
Nexi SpA (a)(c)	349,968	2,217,337
Poste Italiane SpA (c)	307,327	3,849,024
Prysmian SpA	155,670	8,118,800
Recordati Industria Chimica e Farmaceutica SpA	61,580	3,400,309
Snam SpA	1,188,259	5,610,606
Telecom Italia SpA/Milano (a)(b)	6,013,289	1,460,322
Terna - Rete Elettrica Nazionale	838,066	6,927,210
UniCredit SpA	909,286	34,534,030

		239,718,474

Japan — 23.1%
Advantest Corp.	451,600	20,061,363
Aeon Co. Ltd.	382,846	9,081,834
AGC, Inc.	112,848	4,094,386
Aisin Corp.	87,446	3,573,284
Ajinomoto Co., Inc.	261,354	9,759,901
ANA Holdings, Inc.	92,111	1,925,051
Asahi Group Holdings Ltd.	283,902	10,424,842
Asahi Intecc Co. Ltd.	129,800	2,274,068
Asahi Kasei Corp.	731,468	5,364,059
Astellas Pharma, Inc.	1,061,343	11,401,736
Azbil Corp.	68,700	1,900,642
Bandai Namco Holdings, Inc.	350,912	6,511,225
Bridgestone Corp.	336,641	14,919,835
Brother Industries Ltd.	134,863	2,501,198
Canon, Inc.	589,648	17,568,595
Capcom Co. Ltd.	203,200	3,806,768
Central Japan Railway Co.	425,000	10,555,013
Chiba Bank Ltd.	311,270	2,590,134
Chubu Electric Power Co., Inc.	381,911	4,993,921
Chugai Pharmaceutical Co. Ltd.	395,930	15,130,618
Concordia Financial Group Ltd.	623,770	3,135,197
Dai Nippon Printing Co. Ltd.	126,868	3,885,415
Daifuku Co. Ltd.	179,028	4,291,195
Dai-ichi Life Holdings, Inc.	554,300	14,137,163
Daiichi Sankyo Co. Ltd.	1,090,262	34,690,908
Daikin Industries Ltd.	155,468	21,227,700
Daito Trust Construction Co. Ltd.	36,270	4,137,778
Daiwa House Industry Co. Ltd.	349,776	10,411,221
Daiwa Securities Group, Inc.	790,252	6,012,513
Denso Corp.	1,114,660	21,347,600
Dentsu Group, Inc.	119,782	3,325,955
Disco Corp.	54,377	19,876,605
East Japan Railway Co.	534,732	10,258,908
Eisai Co. Ltd.	147,615	6,080,080
ENEOS Holdings, Inc.	1,686,863	8,127,055
FANUC Corp.	561,655	15,668,188
Fast Retailing Co. Ltd.	103,123	31,950,190
Fuji Electric Co. Ltd.	74,894	5,025,723
FUJIFILM Holdings Corp.	660,924	14,840,783
Fujitsu Ltd.	1,038,040	16,612,792
GLP J-REIT	2,721	2,280,193
Hamamatsu Photonics KK	82,387	2,904,661
Hankyu Hanshin Holdings, Inc.	133,463	3,829,216
Hikari Tsushin, Inc.	12,006	2,257,982
Hirose Electric Co. Ltd.	17,992	1,848,859
Hitachi Construction Machinery Co. Ltd.	61,905	1,867,763
Hitachi Ltd.	546,513	49,940,594
Honda Motor Co. Ltd.	2,722,705	33,689,899
Hoshizaki Corp.	65,330	2,383,678
Hoya Corp.	208,678	26,099,534

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hulic Co. Ltd.	222,367	$2,283,785
Ibiden Co. Ltd.	66,300	2,969,361
Idemitsu Kosan Co. Ltd.	568,100	3,894,971
Iida Group Holdings Co. Ltd.	90,422	1,170,201
Inpex Corp.	568,300	8,638,834
Isuzu Motors Ltd.	340,382	4,601,096
ITOCHU Corp.	700,673	30,100,629
Japan Airlines Co. Ltd.	85,762	1,628,424
Japan Exchange Group, Inc.	299,736	8,118,486
Japan Metropolitan Fund Invest	4,134	2,575,860
Japan Post Bank Co. Ltd.	847,200	9,103,426
Japan Post Holdings Co. Ltd.	1,301,929	13,117,094
Japan Post Insurance Co. Ltd.	114,400	2,186,772
Japan Real Estate Investment Corp.	765	2,727,109
Japan Tobacco, Inc.	707,341	18,859,063
JFE Holdings, Inc.	341,312	5,656,773
JSR Corp.	105,728	3,026,222
Kajima Corp.	246,877	5,067,068
Kansai Electric Power Co., Inc.	415,451	5,927,989
Kao Corp.	274,607	10,261,578
Kawasaki Kisen Kaisha Ltd.	243,900	3,279,748
KDDI Corp.	882,275	26,085,978
KDX Realty Investment Corp.	2,473	2,628,533
Keisei Electric Railway Co. Ltd.	75,887	3,085,954
Keyence Corp.	114,680	53,241,431
Kikkoman Corp.	401,820	5,157,163
Kintetsu Group Holdings Co. Ltd.	106,698	3,107,764
Kirin Holdings Co. Ltd.	459,655	6,392,102
Kobe Bussan Co. Ltd.	90,000	2,205,292
Koito Manufacturing Co. Ltd.	119,894	1,616,128
Komatsu Ltd.	545,654	16,146,322
Konami Group Corp.	59,099	4,025,763
Kubota Corp.	589,889	9,255,201
Kyocera Corp.	753,400	10,103,920
Kyowa Kirin Co. Ltd.	161,697	2,909,110
Lasertec Corp.	44,500	12,287,621
LY Corp.	1,567,927	3,971,496
M3, Inc.	259,013	3,727,540
Makita Corp.	131,439	3,735,566
Marubeni Corp.	844,164	14,620,621
MatsukiyoCocokara & Co.	200,700	3,222,618
Mazda Motor Corp.	333,598	3,866,266
McDonald’s Holdings Co. Japan Ltd. (b)	50,494	2,270,569
MEIJI Holdings Co. Ltd.	136,268	2,975,094
MINEBEA MITSUMI, Inc.	212,408	4,166,401
MISUMI Group, Inc.	169,356	2,359,300
Mitsubishi Chemical Group Corp.	764,409	4,658,515
Mitsubishi Corp.	2,033,591	46,998,762
Mitsubishi Electric Corp.	1,139,121	19,067,681
Mitsubishi Estate Co. Ltd.	658,982	12,023,773
Mitsubishi HC Capital, Inc.	473,573	3,303,000
Mitsubishi Heavy Industries Ltd.	1,895,050	18,133,042
Mitsubishi UFJ Financial Group, Inc.	6,551,270	66,653,245
Mitsui & Co. Ltd.	762,900	35,666,760
Mitsui Chemicals, Inc.	100,151	2,938,025
Mitsui Fudosan Co. Ltd.	1,576,560	17,158,030
Mitsui OSK Lines Ltd.	203,300	6,201,990
Mizuho Financial Group, Inc.	1,421,951	28,119,504
MonotaRO Co. Ltd.	143,100	1,722,487
MS&AD Insurance Group Holdings, Inc.	753,372	13,302,690
Murata Manufacturing Co. Ltd.	1,015,775	18,997,431
NEC Corp.	143,774	10,496,269
Nexon Co. Ltd.	199,548	3,316,786

Security	Shares	Value

Japan (continued)
NIDEC, CORP	246,020	$10,202,262
Nintendo Co., Ltd.	612,420	33,416,460
Nippon Building Fund, Inc.	899	3,596,102
Nippon Express Holdings, Inc.	42,770	2,183,199
Nippon Paint Holdings Co. Ltd.	564,580	4,063,385
Nippon Prologis REIT, Inc.	1,326	2,362,128
Nippon Sanso Holdings Corp.	103,093	3,234,617
Nippon Steel Corp.	505,056	12,153,910
Nippon Telegraph & Telephone Corp.	17,613,700	20,979,718
Nippon Yusen KK	283,766	7,790,531
Nissan Chemical Corp.	75,111	2,844,908
Nissan Motor Co. Ltd.	1,371,115	5,433,016
Nissin Foods Holdings Co. Ltd.	116,523	3,212,319
Nitori Holdings Co. Ltd.	46,923	7,111,277
Nitto Denko Corp.	84,026	7,683,502
Nomura Holdings, Inc.	1,778,118	11,380,873
Nomura Real Estate Holdings, Inc.	65,658	1,854,923
Nomura Real Estate Master Fund, Inc.	2,514	2,485,932
Nomura Research Institute Ltd.	226,063	6,385,993
NTT Data Group Corp.	369,517	5,874,560
Obayashi Corp.	381,834	4,540,169
Obic Co. Ltd.	41,094	6,207,291
Odakyu Electric Railway Co. Ltd.	182,585	2,516,903
Olympus Corp.	727,812	10,479,263
Omron Corp.	104,228	3,732,092
Ono Pharmaceutical Co. Ltd.	226,131	3,705,142
Oracle Corp. Japan	23,035	1,732,258
Oriental Land Co. Ltd./Japan	643,120	20,602,809
ORIX Corp.	686,800	15,021,514
Osaka Gas Co. Ltd.	223,508	5,028,032
Otsuka Corp.	135,564	2,876,456
Otsuka Holdings Co. Ltd.	246,655	10,245,622
Pan Pacific International Holdings Corp.	222,936	5,908,185
Panasonic Holdings Corp.	1,295,257	12,361,623
Rakuten Group, Inc. (a)	876,900	4,977,375
Recruit Holdings Co. Ltd.	849,694	37,646,305
Renesas Electronics Corp.	866,008	15,432,832
Resona Holdings, Inc.	1,254,199	7,731,454
Ricoh Co. Ltd.	326,981	2,905,190
Rohm Co. Ltd.	205,500	3,295,971
SBI Holdings, Inc.	148,197	3,887,227
SCREEN Holdings Co. Ltd.	47,900	6,210,467
SCSK Corp.	93,300	1,734,236
Secom Co. Ltd.	122,957	8,920,897
Seiko Epson Corp.	171,303	2,996,520
Sekisui Chemical Co. Ltd.	223,978	3,276,933
Sekisui House Ltd.	349,299	7,956,215
Seven & i Holdings Co. Ltd.	1,332,477	19,422,024
SG Holdings Co. Ltd.	188,804	2,391,005
Sharp Corp./Japan (a)(b)	149,069	830,238
Shimadzu Corp.	139,263	3,879,046
Shimano, Inc.	45,170	6,719,649
Shimizu Corp.	320,706	2,071,025
Shin-Etsu Chemical Co. Ltd.	1,073,830	47,100,236
Shionogi & Co. Ltd.	152,921	7,814,532
Shiseido Co. Ltd.	234,278	6,428,691
Shizuoka Financial Group, Inc.	272,601	2,593,934
SMC Corp.	33,741	19,035,313
SoftBank Corp.	1,694,800	21,820,450
SoftBank Group Corp.	606,500	36,017,219
Sompo Holdings, Inc.	519,126	10,880,912
Sony Group Corp.	743,368	63,744,342
Square Enix Holdings Co. Ltd.	51,400	1,982,283

4

Schedule of Investments (unaudited) (continued) March 31, 2024	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Subaru Corp.	360,746	$8,170,115
SUMCO Corp.	206,315	3,261,995
Sumitomo Corp.	613,540	14,778,917
Sumitomo Electric Industries Ltd.	422,680	6,549,565
Sumitomo Metal Mining Co. Ltd.	145,215	4,336,165
Sumitomo Mitsui Financial Group, Inc.	749,027	43,797,635
Sumitomo Mitsui Trust Holdings, Inc.	383,652	8,266,395
Sumitomo Realty & Development Co. Ltd.	168,649	6,458,305
Suntory Beverage & Food Ltd.	82,340	2,785,143
Suzuki Motor Corp.	868,476	9,915,619
Sysmex Corp.	298,266	5,322,524
T&D Holdings, Inc.	296,406	5,152,779
Taisei Corp.	98,710	3,597,884
Takeda Pharmaceutical Co. Ltd.	932,708	25,942,225
TDK Corp.	227,574	11,175,697
Terumo Corp.	788,812	14,434,194
TIS, Inc.	129,600	2,780,673
Tobu Railway Co. Ltd.	111,498	2,787,989
Toho Co. Ltd.	64,582	2,144,459
Tokio Marine Holdings, Inc.	1,062,361	33,301,029
Tokyo Electric Power Co. Holdings, Inc. (a)	909,912	5,530,562
Tokyo Electron Ltd.	277,979	72,399,365
Tokyo Gas Co. Ltd.	226,955	5,159,323
Tokyu Corp.	293,065	3,568,609
TOPPAN, Inc.	146,800	3,679,835
Toray Industries, Inc.	811,214	3,895,335
TOTO Ltd.	79,587	2,231,224
Toyota Industries Corp.	85,900	8,987,811
Toyota Motor Corp.	6,250,945	157,992,338
Toyota Tsusho Corp.	124,381	8,541,345
Trend Micro, Inc./Japan	78,534	3,988,485
Unicharm Corp.	236,302	7,522,969
USS Co. Ltd.	246,326	2,036,413
West Japan Railway Co.	259,480	5,407,607
Yakult Honsha Co. Ltd.	151,564	3,097,736
Yamaha Corp.	80,164	1,730,321
Yamaha Motor Co. Ltd.	522,881	4,816,552
Yamato Holdings Co. Ltd.	156,862	2,257,639
Yaskawa Electric Corp.	142,145	6,051,777
Yokogawa Electric Corp.	135,963	3,131,140
Zensho Holdings Co. Ltd.	53,900	2,241,430
ZOZO, Inc.	81,651	2,026,564

		2,347,863,235

Jordan — 0.0%
Hikma Pharmaceuticals PLC	99,376	2,404,002

Luxembourg — 0.1%
ArcelorMittal SA (a)	299,571	8,234,342
Eurofins Scientific SE	80,222	5,110,174

		13,344,516

Macau — 0.1%
Galaxy Entertainment Group Ltd.	1,280,058	6,434,941
Sands China Ltd. (a)	1,424,460	4,018,742

		10,453,683

Netherlands — 5.9%
ABN AMRO Bank NV (c)	276,889	4,738,190
Adyen NV (a)(c)	12,713	21,473,991
Aegon Ltd.	856,540	5,225,599
Akzo Nobel NV	99,876	7,462,481
Argenx SE (a)	34,824	13,730,163
ASM International NV	26,702	16,352,363
ASML Holding NV	237,629	230,372,045

Security	Shares	Value

Netherlands (continued)
ASR Nederland NV	93,238	$4,569,570
BE Semiconductor Industries NV	45,467	6,964,567
Euronext NV (c)	51,434	4,894,977
EXOR NV	62,766	6,984,997
Heineken Holding NV	76,401	6,165,862
Heineken NV	169,762	16,366,344
IMCD NV	33,364	5,872,398
ING Groep NV, Series N	1,960,714	32,279,779
JDE Peet’s NV	71,381	1,498,603
Koninklijke Ahold Delhaize NV	566,315	16,945,152
Koninklijke KPN NV	1,951,510	7,299,436
Koninklijke Philips NV (a)	465,283	9,312,148
NN Group NV	157,473	7,269,753
OCI NV	60,672	1,662,944
Randstad NV	64,012	3,380,194
Shell PLC	3,836,487	127,292,611
Universal Music Group NV	483,341	14,524,557
Wolters Kluwer NV, Class C	148,589	23,267,521

		595,906,245

New Zealand — 0.2%
Auckland International Airport Ltd.	791,124	3,946,687
Fisher & Paykel Healthcare Corp. Ltd.	337,108	5,166,043
Mercury NZ Ltd.	415,437	1,720,046
Meridian Energy Ltd.	768,347	2,712,980
Spark New Zealand Ltd.	1,068,307	3,041,309
Xero Ltd. (a)	84,370	7,325,798

		23,912,863

Norway — 0.5%
Aker BP ASA	183,294	4,597,288
DNB Bank ASA	545,575	10,844,692
Equinor ASA	531,529	14,252,626
Gjensidige Forsikring ASA	115,606	1,677,956
Kongsberg Gruppen ASA	52,960	3,656,776
Mowi ASA	270,686	4,972,148
Norsk Hydro ASA	771,720	4,240,898
Orkla ASA	441,307	3,116,827
Salmar ASA	43,225	2,852,773
Telenor ASA	400,867	4,458,591

		54,670,575

Portugal — 0.2%
Banco Espirito Santo SA, Class N, Registered Shares (d)	47,542	1
EDP - Energias de Portugal SA	1,856,065	7,241,680
Galp Energia SGPS SA	284,709	4,706,914
Jeronimo Martins SGPS SA	165,830	3,290,114

		15,238,709

Singapore — 1.4%
CapitaLand Ascendas REIT	2,211,075	4,535,526
CapitaLand Integrated Commercial Trust	3,176,301	4,657,282
CapitaLand Investment Ltd./Singapore	1,528,930	3,033,934
City Developments Ltd.	306,278	1,326,749
DBS Group Holdings Ltd.	1,067,609	28,492,153
Genting Singapore Ltd.	3,593,425	2,356,699
Grab Holdings Ltd., Class A (a)	1,121,577	3,521,752
Jardine Cycle & Carriage Ltd.	57,700	1,033,096
Keppel Ltd.	868,242	4,718,066
Mapletree Logistics Trust	2,049,541	2,215,962
Mapletree Pan Asia Commercial Trust	1,383,900	1,311,686
Oversea-Chinese Banking Corp. Ltd. (b)	1,995,887	19,942,625
Sea Ltd., Class A, ADR (a)	217,038	11,657,111
Seatrium Ltd. (a)(b)	26,929,221	1,573,831

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Sembcorp Industries Ltd.	543,100	$2,171,118
Singapore Airlines Ltd. (b)	886,799	4,202,986
Singapore Exchange Ltd.	424,926	2,899,832
Singapore Technologies Engineering Ltd.	922,479	2,746,492
Singapore Telecommunications Ltd.	4,867,246	9,147,113
STMicroelectronics NV	402,866	17,338,656
United Overseas Bank Ltd.	745,305	16,202,946

		145,085,615

South Africa — 0.2%
Anglo American PLC	749,013	18,457,790

South Korea — 0.0%
Delivery Hero SE (a)(c)	103,253	2,952,458

Spain — 2.5%
Acciona SA	15,017	1,827,578
ACS Actividades de Construccion y Servicios SA	128,954	5,400,390
Aena SME SA (c)	44,495	8,763,445
Amadeus IT Group SA	265,546	17,047,170
Banco Bilbao Vizcaya Argentaria SA	3,468,649	41,306,371
Banco Santander SA	9,539,734	46,596,156
CaixaBank SA	2,213,101	10,739,239
Cellnex Telecom SA (c)	270,930	9,584,067
EDP Renovaveis SA	184,011	2,491,908
Enagas SA	102,462	1,522,157
Endesa SA	191,519	3,551,038
Grifols SA , Class A (a)(b)	179,018	1,610,256
Iberdrola SA	3,617,319	44,928,380
Industria de Diseno Textil SA	642,988	32,378,476
Redeia Corp. SA	180,542	3,083,846
Repsol SA	754,523	12,593,899
Telefonica SA	2,994,256	13,223,375

		256,647,751

Sweden — 3.0%
Alfa Laval AB	170,296	6,691,666
Assa Abloy AB, Class B	590,804	16,955,070
Atlas Copco AB	907,836	13,408,688
Atlas Copco AB, A Shares	1,583,297	26,739,592
Beijer Ref AB, Class B	226,881	3,368,707
Boliden AB	160,924	4,468,474
Epiroc AB, Class A	385,985	7,245,921
Epiroc AB, Class B	230,275	3,899,692
EQT AB	211,689	6,701,964
Essity AB, Class B	359,467	8,538,821
Evolution AB (c)	108,110	13,427,681
Fastighets AB Balder, Class B (a)	390,869	2,871,106
Getinge AB, Class B	135,991	2,735,173
H&M Hennes & Mauritz AB, B Shares	380,326	6,201,623
Hexagon AB, Class B	1,223,804	14,466,501
Holmen AB, Class A	53,974	2,195,656
Husqvarna AB, B Shares	212,312	1,816,755
Industrivarden AB, Class A	75,819	2,607,395
Industrivarden AB, Series C, C Shares	89,017	3,060,983
Indutrade AB	160,668	4,376,082
Investment AB Latour, Class B	87,360	2,296,576
Investor AB, Class B	1,020,242	25,602,263
L E Lundbergforetagen AB, Class B	44,092	2,386,612
Lifco AB, Class B	137,237	3,583,850
Nibe Industrier AB, Class B	890,228	4,377,607
Saab AB, Class B	47,419	4,218,056
Sagax AB, Class B	114,731	3,026,637
Sandvik AB	628,487	13,952,893

Security	Shares	Value

Sweden (continued)
Securitas AB, B Shares	287,189	$2,960,641
Skandinaviska Enskilda Banken AB, Class A	936,150	12,682,520
Skanska AB, B Shares	201,060	3,580,586
SKF AB, Class B	203,213	4,148,554
Svenska Cellulosa AB SCA, Class B	352,526	5,419,732
Svenska Handelsbanken AB, A Shares	853,940	8,633,314
Swedbank AB, A Shares	497,057	9,865,453
Swedish Orphan Biovitrum AB (a)	114,956	2,869,604
Tele2 AB, B Shares	316,573	2,599,525
Telefonaktiebolaget LM Ericsson, B Shares	1,728,711	9,297,277
Telia Co. AB	1,385,831	3,551,819
Volvo AB, Class A	119,442	3,289,029
Volvo AB, Class B	889,504	24,106,847
Volvo Car AB, Class B (a)	345,226	1,307,020

		305,533,965

Switzerland — 6.1%
ABB Ltd., Class N, Registered Shares	942,943	43,743,409
Adecco Group AG, Class N, Registered Shares	93,242	3,688,867
Alcon, Inc.	294,548	24,362,480
Avolta AG, Class N, Registered Shares (a)	57,731	2,403,766
Bachem Holding AG, Class N	19,535	1,870,733
Baloise Holding AG, Class N, Registered Shares	26,997	4,233,282
Banque Cantonale Vaudoise, Registered Shares	18,132	2,109,406
Barry Callebaut AG, Class N, Registered Shares	2,090	3,035,935
BKW AG	12,592	1,934,952
Chocoladefabriken Lindt & Spruengli AG	564	6,750,413
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	64	7,720,894
Cie Financiere Richemont SA, Class A, Registered Shares	317,169	48,285,938
Clariant AG, Class N, Registered Shares	125,905	1,703,490
DSM-Firmenich AG	109,152	12,414,080
EMS-Chemie Holding AG, Registered Shares	4,149	3,179,870
Geberit AG, Class N, Registered Shares	19,705	11,645,334
Givaudan SA, Class N, Registered Shares	5,443	24,230,806
Helvetia Holding AG, Registered Shares	21,807	3,006,549
Julius Baer Group Ltd., Class N	122,315	7,094,069
Kuehne and Nagel International AG, Registered Shares	32,030	8,911,340
Logitech International SA, Class N, Registered Shares	96,936	8,686,363
Lonza Group AG, Registered Shares	43,896	26,232,175
Novartis AG, Class N, Registered Shares	1,208,212	117,025,469
Partners Group Holding AG	13,378	19,110,277
Sandoz Group AG (a)	239,716	7,236,004
Schindler Holding AG	24,040	6,051,301
Schindler Holding AG, Class N, Registered Shares	13,889	3,389,015
SGS SA	87,761	8,520,053
SIG Group AG	179,009	3,969,393
Sika AG, Registered Shares	89,865	26,739,347
Sonova Holding AG, Registered Shares	29,996	8,686,632
Straumann Holding AG, Registered Shares	65,794	10,497,934
Swatch Group AG	16,958	3,955,997
Swatch Group AG, Class N, Registered Shares	31,184	1,414,003
Swiss Life Holding AG, Class N, Registered Shares	17,399	12,203,517
Swiss Prime Site AG, Registered Shares	44,916	4,236,795
Swisscom AG, Class N, Registered Shares	15,164	9,281,201
Temenos AG, Class N, Registered Shares	37,528	2,684,392
UBS Group AG, Registered Shares	1,938,689	59,694,024

6

Schedule of Investments (unaudited) (continued) March 31, 2024	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
VAT Group AG (c)	15,832	$8,178,714
Zurich Insurance Group AG, Class N	86,817	46,899,794

		617,018,013

United Arab Emirates — 0.0%
NMC Health PLC (a)(d)	45,379	1

United Kingdom — 10.7%
3i Group PLC	573,737	20,343,224
abrdn PLC	1,157,475	2,061,898
Admiral Group PLC	151,430	5,426,902
Ashtead Group PLC	258,115	18,385,317
Associated British Foods PLC, Series 20B	201,552	6,359,138
AstraZeneca PLC	913,591	122,735,264
Auto Trader Group PLC (c)	543,090	4,795,978
Aviva PLC	1,614,191	10,128,551
BAE Systems PLC	1,792,346	30,551,285
Barclays PLC	8,975,816	20,802,757
Barratt Developments PLC	572,467	3,435,993
Berkeley Group Holdings PLC	62,164	3,734,839
BP PLC	10,059,787	63,109,315
British American Tobacco PLC	1,187,518	36,042,449
BT Group PLC	3,814,736	5,279,441
Bunzl PLC	197,870	7,613,562
Burberry Group PLC	217,617	3,328,744
Centrica PLC	3,216,542	5,185,252
CK Hutchison Holdings Ltd.	1,586,117	7,633,423
Coca-Cola Europacific Partners PLC	121,710	8,513,614
Compass Group PLC	1,010,317	29,635,264
Croda International PLC	82,089	5,079,290
DCC PLC, Series A	57,826	4,207,194
Diageo PLC	1,325,051	49,029,817
Endeavour Mining PLC	111,621	2,265,032
Entain PLC	380,150	3,814,803
Flutter Entertainment PLC (a)	104,139	20,758,392
Halma PLC	223,793	6,682,539
Hargreaves Lansdown PLC	212,479	1,972,027
HSBC Holdings PLC	11,302,805	88,352,040
Imperial Brands PLC	501,947	11,220,821
Informa PLC	815,628	8,557,574
InterContinental Hotels Group PLC	97,112	10,091,088
Intertek Group PLC	94,489	5,947,875
J Sainsbury PLC	995,659	3,399,614
JD Sports Fashion PLC	1,544,978	2,624,691
Kingfisher PLC	1,117,069	3,515,724
Land Securities Group PLC	414,269	3,440,893
Legal & General Group PLC	3,500,214	11,245,049
Lloyds Banking Group PLC, Series L	37,457,332	24,496,927
London Stock Exchange Group PLC	245,921	29,425,442
M&G PLC	1,315,277	3,660,864
Melrose Industries PLC	798,388	6,779,029
National Grid PLC	2,173,966	29,292,013
NatWest Group PLC	3,372,572	11,295,883
Next PLC	70,525	8,220,706
Ocado Group PLC (a)	347,066	1,990,374
Pearson PLC	377,682	4,973,118
Persimmon PLC	187,694	3,112,059
Phoenix Group Holdings PLC	447,693	3,125,994
Reckitt Benckiser Group PLC	422,995	24,112,843
RELX PLC	1,113,695	48,028,571
Rentokil Initial PLC	1,476,843	8,780,586

Security	Shares	Value

United Kingdom (continued)
Rolls-Royce Holdings PLC (a)	4,961,216	$26,693,142
Sage Group PLC	601,197	9,608,355
Schroders PLC	476,250	2,262,590
Segro PLC	744,742	8,491,195
Severn Trent PLC	157,573	4,916,790
Smith & Nephew PLC	512,178	6,411,947
Smiths Group PLC	203,469	4,217,608
Spirax-Sarco Engineering PLC	43,704	5,544,988
SSE PLC	644,814	13,443,071
St. James’s Place PLC	334,866	1,964,549
Standard Chartered PLC	1,373,372	11,643,060
Taylor Wimpey PLC, Series L	2,071,180	3,580,798
Tesco PLC	4,191,398	15,698,760
Unilever PLC	1,473,868	73,990,829
United Utilities Group PLC	402,967	5,236,007
Vodafone Group PLC	13,598,357	12,060,709
Whitbread PLC	115,020	4,808,745
Wise PLC, Class A (a)	359,979	4,207,923
WPP PLC	632,908	5,998,150

		1,085,380,298

United States — 7.2%
CRH PLC	417,046	35,995,230
CSL Ltd.	284,742	53,425,400
CyberArk Software Ltd. (a)	24,419	6,486,419
Experian PLC	542,172	23,624,030
Ferrovial SE	300,192	11,885,154
GSK PLC	2,413,810	51,825,410
Haleon PLC	4,086,047	17,123,704
Holcim AG	307,228	27,833,855
James Hardie Industries PLC (a)	259,430	10,427,375
Monday.com Ltd. (a)	15,909	3,593,366
Nestle SA, Class N, Registered Shares	1,573,830	167,219,372
QIAGEN NV	130,575	5,580,456
Roche Holding AG	432,963	110,813,863
Sanofi SA	670,961	65,274,053
Schneider Electric SE	320,775	72,519,653
Stellantis NV	1,304,102	37,048,268
Swiss Re AG	177,791	22,870,124
Tenaris SA	280,531	5,546,442

		729,092,174

Total Common Stocks — 97.7% (Cost: $7,050,267,990)		9,931,911,282

Preferred Securities

Preferred Stocks — 0.5%

Germany — 0.5%
Bayerische Motoren Werke AG	35,250	3,782,411
Dr Ing hc F Porsche AG(c)	67,095	6,673,122
Henkel AG & Co. KGaA	98,928	7,951,437
Porsche Automobil Holding SE	91,178	4,830,052

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2024	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Sartorius AG(b)	15,272	$6,064,666
Volkswagen AG	121,560	16,121,772

		45,423,460

Total Preferred Securities — 0.5% (Cost: $43,451,572)		45,423,460

Total Long-Term Investments — 98.2% (Cost: $7,093,719,562)		9,977,334,742

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(e)(f)(g)	26,412,156	26,422,720
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(e)(f)	28,388,303	28,388,303

Total Short-Term Securities — 0.5% (Cost: $54,813,933)		54,811,023

Total Investments — 98.7% (Cost: $7,148,533,495)		10,032,145,765

Other Assets Less Liabilities — 1.3%		133,002,078

Net Assets — 100.0%		$10,165,147,843

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$21,812,976	$4,614,533	(a)	$ —	$3,108	$(7,897)	$26,422,720	26,412,156	$15,491	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,213,354	4,174,949	(a)	—	—	—	28,388,303	28,388,303	265,894		—

					$3,108	$(7,897)	$54,811,023		$281,385		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Nikkei 225 Index	305	06/13/24	$40,617	$520,862
SPI 200 Index	174	06/20/24	22,551	499,580
Euro Stoxx 50 Index	1,196	06/21/24	65,170	1,317,555
FTSE 100 Index	415	06/21/24	41,834	1,140,116

				$3,478,113

8

Schedule of Investments (unaudited) (continued) March 31, 2024	iShares MSCI EAFE International Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$729,600,324	$—	$729,600,324
Austria	—	22,684,937	—	22,684,937
Belgium	2,288,403	76,231,861	—	78,520,264
Brazil	—	3,109,773	—	3,109,773
Chile	—	5,912,840	—	5,912,840
China	—	40,653,150	—	40,653,150
Denmark	—	364,467,655	—	364,467,655
Finland	—	96,520,593	—	96,520,593
France	2,132,037	1,036,657,422	—	1,038,789,459
Germany	—	815,503,259	—	815,503,259
Hong Kong	1,797,509	162,508,190	—	164,305,699
Ireland	10,256,684	34,301,952	—	44,558,636
Israel	24,715,171	38,889,155	—	63,604,326
Italy	1,460,322	238,258,152	—	239,718,474
Japan	91,683,303	2,256,179,932	—	2,347,863,235
Jordan	—	2,404,002	—	2,404,002
Luxembourg	—	13,344,516	—	13,344,516
Macau	—	10,453,683	—	10,453,683
Netherlands	1,498,603	594,407,642	—	595,906,245
New Zealand	16,587,065	7,325,798	—	23,912,863
Norway	4,458,591	50,211,984	—	54,670,575
Portugal	—	15,238,708	1	15,238,709
Singapore	15,178,863	129,906,752	—	145,085,615
South Africa	—	18,457,790	—	18,457,790
South Korea	—	2,952,458	—	2,952,458
Spain	—	256,647,751	—	256,647,751
Sweden	2,869,604	302,664,361	—	305,533,965
Switzerland	—	617,018,013	—	617,018,013
United Arab Emirates	—	—	1	1
United Kingdom	8,513,614	1,076,866,684	—	1,085,380,298
United States	10,079,785	719,012,389	—	729,092,174
Preferred Securities
Preferred Stocks	—	45,423,460	—	45,423,460

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2024	iShares MSCI EAFE International Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$54,811,023	$—	$—	$54,811,023

	$248,330,577	$9,783,815,186	$2	$10,032,145,765

Derivative Financial Instruments
Assets(a)
Equity Contracts	$—	$3,478,113	$—	$3,478,113

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

CVA	Certificaten Van Aandelen (Dutch Certificate)

FTSE	Financial Times Stock Exchange

REIT	Real Estate Investment Trust

SCA	Societe en Commandite par Actions

10